Cash and Cash Equivalents and Short-term Investments - Denominated (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	$ 630,996	$ 1,011,700
US$
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	533,173	895,935
RMB
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	79,319	53,455
Hong Kong dollar ("HK$")
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	16,721	60,535
GBP
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	1,370	1,090
Euro
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	$ 413	$ 685